Property plant and equipment, net (Details) - Schedule of property plant and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost
Beginning balance		$ 7,116
Additions	$ 10,010	1,384
Disposals	(986)	(30)
Effect of changes in exchange rates	30
Ending balance	20,237	8,470
Acquisitions through business combinations	2,713
Depreciation accrued
Beginning balance	3,378	2,373
Additions	1,774	1,031
Disposals	(667)	(26)
Impairment loss	8,031
Effect of changes in exchange rates	31
Ending balance	12,547	3,378
Carrying amount
Property plant and equipment, net	7,690	5,092
Machinery, equipment and vehicles [Member]
Cost
Beginning balance		4,708
Additions	1,545	1,163
Disposals	(646)
Effect of changes in exchange rates	34
Ending balance	8,490	5,871
Acquisitions through business combinations	1,686
Depreciation accrued
Beginning balance	2,273	1,486
Additions	1,144	787
Disposals	(539)
Impairment loss	5,585
Effect of changes in exchange rates	27
Ending balance	8,490	2,273
Carrying amount
Property plant and equipment, net		3,598
Computers [Member]
Cost
Beginning balance		476
Additions	1,078	124
Disposals	(122)	(8)
Effect of changes in exchange rates	(3)
Ending balance	1,870	592
Acquisitions through business combinations	325
Depreciation accrued
Beginning balance	469	430
Additions	184	47
Disposals	(118)	(8)
Impairment loss	1,331
Effect of changes in exchange rates	4
Ending balance	1,870	469
Carrying amount
Property plant and equipment, net		123
Office furniture and equipment [Member]
Cost
Beginning balance		187
Additions	461	85
Disposals	(25)	(22)
Effect of changes in exchange rates	(1)
Ending balance	795	250
Acquisitions through business combinations	110
Depreciation accrued
Beginning balance	65	53
Additions	61	30
Disposals	(7)	(18)
Impairment loss	676
Effect of changes in exchange rates
Ending balance	795	65
Carrying amount
Property plant and equipment, net		185
Leasehold improvements [member]
Cost
Beginning balance		1,745
Additions	423	12
Disposals	(193)
Effect of changes in exchange rates
Ending balance	2,579	1,757
Acquisitions through business combinations	592
Depreciation accrued
Beginning balance	571	404
Additions	367	167
Disposals	(3)
Impairment loss
Effect of changes in exchange rates
Ending balance	935	571
Carrying amount
Property plant and equipment, net	1,644	1,186
Raw materials for property [Member]
Cost
Beginning balance
Additions	439
Disposals
Effect of changes in exchange rates
Ending balance	439
Acquisitions through business combinations
Depreciation accrued
Beginning balance
Additions
Disposals
Impairment loss	439
Effect of changes in exchange rates
Ending balance	439
Carrying amount
Property plant and equipment, net
Buildings [member]
Cost
Beginning balance
Additions	6,064
Disposals
Effect of changes in exchange rates
Ending balance	6,064
Acquisitions through business combinations
Depreciation accrued
Beginning balance
Additions	18
Disposals
Impairment loss
Effect of changes in exchange rates
Ending balance	18
Carrying amount
Property plant and equipment, net	$ 6,046